Note 10 - Earnings Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net income	$ 65,735,671	$ 66,776,511
Weighted average common shares – outstanding, basic (in shares)	6,962,481	6,935,298
Basic earnings per share (in dollars per share)	$ 9.44	$ 9.63
Dilutive effect of unvested shares (in shares)	38,938	23,100
Weighted average common shares – outstanding, diluted (in shares)	7,001,419	6,958,398
Diluted earnings per share (in dollars per share)	$ 9.39	$ 9.6